N-2	Feb. 27, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001655050
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	1.50	% (1)
Offering expenses (as a percentage of offering price)	0.28	% (2)
Dividend reinvestment plan expenses	None (3)
Total stockholder transaction expenses (as a percentage of offering price)	—%

(1)
Amount reflects the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Sales Agents in connection with sales of shares of our common stock effected by the Sales Agents in this offering. There is no guarantee that we will sell any shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	Amount reflects estimated offering expenses of approximately $0.7 million and assumes we sell $250,000,000 of common stock under the Equity Distribution Agreements.
(3)	The expenses associated with the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expenses [Percent]	0.28%	[3]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock) (4) :
Management fees	3.12	% (5)
Incentive fees payable under the Investment Advisory Agreement	2.53	% (6)
Interest payments on borrowed funds	6.54	% (7)
Other expenses	1.64	% (8)
Acquired fund fees and expenses	—%
Total annual expenses	13.83	% (9)
(4)	Net assets attributable to common stock equals average net assets for the year ended December 31, 2024.
(5)
Our management fee has been revised to a tiered management fee structure so that the base management fee of 1.5% (0.375% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will continue to apply to assets held at an asset coverage ratio down to 200%, but a lower base management fee of 1.0% (0.25% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will apply to any amount of assets attributable to leverage decreasing the Company’s asset coverage ratio below 200%. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. See “Item 1. Business- General—Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form
10-K.

(6)
The incentive fee referenced in the table above is based on actual amounts incurred during the year ended December 31, 2024. The incentive fee consists of two parts, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not:

(i)
an incentive fee on net investment income, calculated and payable quarterly in arrears will be determined as follows, subject to the Incentive Fee Cap: (i) no incentive fee based on income is payable to the Advisor for any calendar quarter for which there is no Excess Income Amount; (ii) 100% of the aggregate pre-incentive
fee net investment income in respect of the

Trailing Twelve Quarters with respect to that portion of such pre-incentive
fee net investment income, if any, that exceeds the Hurdle Amount, but is less than or equal to an amount, which we refer to as the
“Catch-up
Amount,” determined as the sum of 1.8182% multiplied by our NAV at the beginning of each applicable calendar quarter comprising the relevant Trailing Twelve Quarters; and (iii) 17.5% of the aggregate pre- incentive fee net investment income in respect of the Trailing Twelve Quarters that exceeds the
Catch-up
Amount; and

(ii)
an incentive fee on capital gains that will equal 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of the fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “Item 1. Business- General - Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form
10-K.

(7)
Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of December 31, 2024. At December 31, 2024, the weighted average effective interest rate for total outstanding debt was 4.96%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(8)
“Other expenses” includes overhead expenses, including payments under the Administration Agreement with our Administrator. Other expenses are based on actual amounts incurred during the year ended December 31, 2024. See “Item 1. Business- General - Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form
10-K.

(9)	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest.

Management Fees [Percent]	3.12%	[4],[5]
Dividend and Interest Expenses on Short Sales [Percent]	6.54%	[4],[6]
Incentive Fees [Percent]	2.53%	[4],[7]
Acquired Fund Fees and Expenses [Percent]	0.00%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.64%	[4],[8]
Total Annual Expenses [Percent]	13.83%	[4],[9]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown. These amounts assume (1) a 1.50% sales load (Sales Agents discounts and commissions), (2) offering expenses totaling $0.7 million and (3) total net annual expenses of 11.30% of net assets attributable to common shares as set forth in the table above (other than performance-based incentive fees). Transaction expenses are not included in the following example. For purposes of this table, we have assumed leverage of $1,327.4 million, which was our average leverage for the year ended December 31, 2024.

You would pay the following expenses on a $1,000 investment	1 year	3 years	5 years	10 years
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$113	$318	$498	$858
Assuming a 5% annual return (assumes return entirely from realized capital gains and thus subject to the capital gain incentive fee)	$122	$340	$528	$891

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary. Actual costs and expenses incurred by investors in shares of our common stock may be greater than the percentage estimates in the table below. Whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or the “Company,” or that “we” will pay fees or expenses, our common stockholders will indirectly bear such fees or expenses.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other expenses” includes overhead expenses, including payments under the Administration Agreement with our Administrator. Other expenses are based on actual amounts incurred during the year ended December 31, 2024. See “Item 1. Business- General - Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form
10-K.

Management Fee not based on Net Assets, Note [Text Block]	Our management fee has been revised to a tiered management fee structure so that the base management fee of 1.5% (0.375% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will continue to apply to assets held at an asset coverage ratio down to 200%, but a lower base management fee of 1.0% (0.25% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will apply to any amount of assets attributable to leverage decreasing the Company’s asset coverage ratio below 200%. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. See “Item 1. Business- General—Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form
10-K.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risk Factors	An investment in our common stock is subject to risks and involves a heightened risk of total loss of investment. In addition, the companies in which we invest are subject to special risks. See “Risk Factors” in our most recent Annual Report on Form
10-K,
which is incorporated by reference herein, in the accompanying prospectus, and under similar headings in the documents that are filed with the SEC on or after the date hereof and are incorporated by reference into this prospectus supplement and the accompanying prospectus to read about factors you should consider, including the risks of leverage, before investing in our common stock.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	We are an externally managed specialty finance company focused on lending to middle market companies that has elected to be regulated as a business development company, or BDC, under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “1940 Act”). Our primary focus is capitalizing on opportunities within our Senior Direct Lending strategy, which seeks to provide risk-adjusted returns and current income to our stockholders by investing primarily in middle market direct lending opportunities across North America, Europe and Australia and also in other geographic markets. We use the term “middle market” to refer to companies with between $10.0 million and $150.0 million in annual earnings before interest, taxes, depreciation and amortization, or EBITDA.
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 113
Expense Example, Years 1 to 3	318
Expense Example, Years 1 to 5	498
Expense Example, Years 1 to 10	858
Assuming a 5% annual return (assumes return entirely from realized capital gains and thus subject to the capital gain incentive fee) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	122
Expense Example, Years 1 to 3	340
Expense Example, Years 1 to 5	528
Expense Example, Years 1 to 10	$ 891
Common Stocks [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock

[1]	Amount reflects the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Sales Agents in connection with sales of shares of our common stock effected by the Sales Agents in this offering. There is no guarantee that we will sell any shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses associated with the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	Amount reflects estimated offering expenses of approximately $0.7 million and assumes we sell $250,000,000 of common stock under the Equity Distribution Agreements.
[4]	Net assets attributable to common stock equals average net assets for the year ended December 31, 2024.
[5]	Our management fee has been revised to a tiered management fee structure so that the base management fee of 1.5% (0.375% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will continue to apply to assets held at an asset coverage ratio down to 200%, but a lower base management fee of 1.0% (0.25% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will apply to any amount of assets attributable to leverage decreasing the Company’s asset coverage ratio below 200%. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. See “Item 1. Business- General—Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form 10-K.
[6]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of December 31, 2024. At December 31, 2024, the weighted average effective interest rate for total outstanding debt was 4.96%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[7]	The incentive fee referenced in the table above is based on actual amounts incurred during the year ended December 31, 2024. The incentive fee consists of two parts, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not: (i) an incentive fee on net investment income, calculated and payable quarterly in arrears will be determined as follows, subject to the Incentive Fee Cap: (i) no incentive fee based on income is payable to the Advisor for any calendar quarter for which there is no Excess Income Amount; (ii) 100% of the aggregate pre-incentive fee net investment income in respect of the Trailing Twelve Quarters with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the Hurdle Amount, but is less than or equal to an amount, which we refer to as the “Catch-up Amount,” determined as the sum of 1.8182% multiplied by our NAV at the beginning of each applicable calendar quarter comprising the relevant Trailing Twelve Quarters; and (iii) 17.5% of the aggregate pre- incentive fee net investment income in respect of the Trailing Twelve Quarters that exceeds the Catch-up Amount; and (ii) an incentive fee on capital gains that will equal 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of the fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “Item 1. Business- General - Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form 10-K.
[8]	“Other expenses” includes overhead expenses, including payments under the Administration Agreement with our Administrator. Other expenses are based on actual amounts incurred during the year ended December 31, 2024. See “Item 1. Business- General - Investment Advisory Agreement; Administration Agreement” in our Annual Report on Form 10-K.
[9]	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest.